Loans, Fixed and Floating Rate Loans by Contractual Maturity (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivables, Fixed and Floating Rate Loans by Contractual Maturity [Abstract]
One year or less	$ 160,615	$ 160,936	$ 131,244
One to five years	509,758	478,961	430,077
Five to 15 years	89,131	106,646	97,731
Over 15 years	42,060	33,408	31,198
Subtotal	801,564	779,951	690,250
Nonaccrual loans	10,729	12,194	14,485
Loans before unearned income	812,293	792,145	704,735
Unearned income	(1,917)	(1,824)	(1,569)
Total loans net of unearned income	810,376	790,321	703,166
Loans at interest rate floor	188,800	195,700	209,500
Fixed Rate Loans [Member]
Financing Receivables, Fixed and Floating Rate Loans by Contractual Maturity [Abstract]
One year or less	94,635	88,686	60,642
One to five years	281,662	253,306	229,657
Five to 15 years	52,902	67,012	71,655
Over 15 years	32,901	25,304	8,503
Subtotal	462,100	434,308	370,457
Floating Rate Loans [Member]
Financing Receivables, Fixed and Floating Rate Loans by Contractual Maturity [Abstract]
One year or less	65,980	72,250	70,602
One to five years	228,096	225,655	200,420
Five to 15 years	36,229	39,634	26,076
Over 15 years	9,159	8,104	22,695
Subtotal	$ 339,464	$ 345,643	$ 319,793